Class Z Prospectus | ALGER GLOBAL GROWTH FUND
ALGER GLOBAL GROWTH FUND
Investment Objective
Alger Global Growth Fund seeks long-term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class Z Prospectus ALGER GLOBAL GROWTH FUND ALGER GLOBAL GROWTH FUND CLASS Z USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class Z Prospectus ALGER GLOBAL GROWTH FUND ALGER GLOBAL GROWTH FUND CLASS Z	[1]
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	1.56%
Total Annual Fund Operating Expenses	2.36%
Expense Reimbursement	1.27%	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.09%
[1]	The expense information in the table has been restated to reflect current fees.
[2]	Fred Alger Management, Inc. has contractually agreed to reimburse Fund expenses (excluding interest, taxes, brokerage, and extraordinary expenses) through February 28, 2018 to the extent necessary to limit the annual operating expenses of Class Z Shares of the Fund to 1.09% of the class's average net assets. This expense reimbursement cannot be terminated. Fred Alger Management, Inc. may recoup reimbursed expenses during the one-year term of the expense reimbursement contract if the expense ratio falls below the stated limitation at the time of the reimbursement.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
Expense Example	1 Year	3 Years	5 Years	10 Years
Class Z Prospectus | ALGER GLOBAL GROWTH FUND | ALGER GLOBAL GROWTH FUND CLASS Z | USD ($)	111	615	1,145	2,599

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 138.05% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities, including common stocks, American Depositary Receipts and Global Depositary Receipts, of global companies, which include both U.S. and foreign companies. Foreign companies are companies (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or derive more than 50% of their revenue or profits from business, investments or sales, outside the United States. The Fund's foreign investments will include securities of companies in both developed and emerging market countries. The Fund may invest in companies of any market capitalization, from large, well-established companies to small, emerging growth companies.

The Fund will typically have significant exposure to issuers domiciled outside the U.S. Fred Alger Management, Inc. believes that exposure to issuers domiciled outside the U.S. can help provide diversification when seeking long-term growth of capital. The Fund may emphasize its exposure to foreign (including emerging market) securities if Fred Alger Management, Inc. believes that such securities have the potential to outperform U.S. securities. The Fund will allocate its assets among various regions and at least three different countries, including the U.S.

The Fund's benchmark is the Morgan Stanley Capital International (MSCI) All Country World Index (ACWI), which is an unmanaged, market capitalization-weighted index designed to provide a broad measure of equity market performance throughout the world, including both developed and emerging markets.

The Fund can leverage, that is, borrow money to purchase additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

Principal Risks

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Growth Stocks Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Foreign Securities Risk – The Fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers, particularly emerging country issuers. Special risks associated with investments in emerging country issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. The securities of issuers located in emerging markets can be more volatile, and less liquid, than those of issuers in more mature economies.

The following risks may also apply:

•  Smaller Cap Securities Risk – investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

•  Leverage Risk – the cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus, the Fund's net asset value could decrease more quickly than if it had not borrowed.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Annual Total Return for Class Z Shares as of December 31 (%)

Best Quarter: Q2 2014 5.57%	Worst Quarter: Q3 2015 -11.08%

Average Annual Total Return as of December 31, 2016
Average Annual Returns - Class Z Prospectus - ALGER GLOBAL GROWTH FUND	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
ALGER GLOBAL GROWTH FUND CLASS Z	2.52%	6.60%	May 31, 2013
After Taxes on Distributions | ALGER GLOBAL GROWTH FUND CLASS Z	2.02%	6.46%
After Taxes on Distributions and Sale of Fund Shares | ALGER GLOBAL GROWTH FUND CLASS Z	1.43%	5.06%
MSCI ACWI (reflects no deduction for fees, expenses or taxes)	8.49%	6.58%	May 31, 2013

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.